UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Item 1. Report to Shareholders

U.S. Bond Enhanced Index Fund	October 31, 2018

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

HIGHLIGHTS

■	The U.S. Bond Enhanced Index Fund outperformed its benchmark for the 12 months ended October 31, 2018.

■	The fund’s relatively defensive sector positioning accounted for the majority of its outperformance.

■	We prudently apply a modest amount of quantitative management techniques, coupled with insights from our global research platform, to try to generate incremental gains relative to the passive benchmark index.

■	We anticipate maintaining the portfolio’s defensive positioning as the Federal Reserve continues to remove its accommodative monetary policy and as the effects of U.S. fiscal stimulus begin to fade.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global financial markets generated widely divergent returns in your fund’s fiscal year ended October 31, 2018. International equities declined during a volatile period marked by slowing growth in Europe, a growing trade conflict between the U.S. and China, and struggling currencies versus the U.S. dollar. Relatively high interest rates and the stronger U.S. economy resulted in asset flows to the U.S., where equities moved higher, particularly large-cap growth stocks. Both taxable and tax-exempt domestic bonds recorded losses, and non-U.S. bond prices declined considerably.

Several factors contributed to the significant performance gap between U.S. stocks and other assets. U.S. equities benefited from the strong domestic economy and the tax cuts passed in late 2017, which helped corporate earnings expand at their fastest pace since the recovery from the financial crisis nearly a decade ago. Less welcome was a sharp rise in long-term interest rates, a result of improved economic conditions and early signs of higher inflation. Bond prices fell as yields rose, leaving only the riskier high yield and asset-backed sectors—which are typically more resilient when rates increase—with gains for the period.

In Europe, slowing growth buffeted equities, while interest rates remained low due to continued monetary accommodation by the European Central Bank. Bank stocks, which make up a significant portion of major indexes, were particularly weak in this environment. Stocks slipped in Japan, but exceptionally aggressive monetary stimulus from the Bank of Japan failed to spark inflation or a convincing rebound in the country’s sluggish growth rate.

Higher rates and the strengthening U.S. economy bolstered the U.S. dollar versus other currencies but reduced returns of non-U.S. assets in dollar terms. The strong dollar also weighed heavily on emerging market countries with large current account deficits and external financing needs. A broad crisis in emerging markets debt has yet to materialize, however.

Chinese stocks dropped sharply, reflecting a manufacturing sector slowdown brought about by efforts to reduce pollution and the government’s continued clampdown on financial excesses. New regulations on gaming and online activities also weighed on the widely traded shares of the country’s Internet giants. Heightened trade tensions with the U.S. took a further toll on investor sentiment toward China and other markets and may well have drained enthusiasm about healthy corporate profits and economic growth.

The actual impact of trade tensions on the U.S. economy appears muted to date, although the reprieve may prove temporary. The Chinese yuan has cheapened considerably, largely offsetting the 10% U.S. tariff on many Chinese imports by making them less expensive in dollar terms. If the yuan stabilizes and the Trump administration increases the tariff rate to 25% in 2019, as it has threatened, the U.S. could face meaningfully higher import costs. A continued decline in the yuan, on the other hand, would likely draw the ire of U.S. trade negotiators and further heighten tensions.

Other uncertainties await investors in 2019. In the U.S., our investment professionals will be assessing the impact of a new era of divided government and keeping a close eye on earnings growth, which will most certainly slow in the coming year as the effect of the corporate tax cut on year-over-year earnings comparisons fades. By late in the year, the impact of fiscal stimulus will have peaked, while the U.S. economy will be without easy money for the first time in this economic cycle—assuming the Fed stays on its current path of raising short-term rates gradually. In Europe, the Brexit deadline looms in March, and investors are keeping a close eye on whether populist movements in Italy and elsewhere will challenge the stability of the European Union.

Nonetheless, our investment professionals continue to see opportunities for careful and patient investors. For example, sharp declines have created attractive valuations in some emerging markets, and corporate fundamentals in the U.S. generally remain excellent. Many innovative companies around the globe are using technology to seize market share from others, allowing them to continue growing at a healthy pace even if economic growth slows.

In the search for these opportunities, your portfolio manager is drawing on the extensive resources of T. Rowe Price’s global research platform, and I am confident that our uniquely collaborative culture will continue to serve our shareholders well.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The U.S. Bond Enhanced Index Fund returned -1.96% for the 12 months through October 31, 2018, but outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, as shown in the Performance Comparison table.

What factors influenced the fund’s performance?

Our defensive sector positioning accounted for the majority of the fund’s outperformance. We gradually reduced the fund’s risk-adjusted exposure to corporate bonds over the course of the reporting period. This shift helped relative performance as corporate debt, particularly longer-term bonds, declined more than the broad investment-grade bond market. The portfolio’s allocations to mortgage- and asset-backed securities (MBS and ABS) also helped as these less volatile holdings held up better than corporate debt and the broader market.

Overall, interest rate management had little effect on relative performance. On average, we maintained a neutral duration posture in the portfolio relative to the benchmark. (Duration measures a bond’s or a bond portfolio’s sensitivity to interest rate changes.) However, by the end of the reporting period, we had modestly lengthened the fund’s relative duration to be slightly longer than the benchmark. The Federal Reserve raised the federal funds target rate four times during the 12-month period, and other interest rates also increased. With volatility also returning to financial markets, Treasury yields began to look more attractive.

T. Rowe Price is taking steps to ensure that our funds function smoothly during transitional periods as the Fed makes policy changes that are likely to affect the direction of interest rates. These steps include assessing the liquidity of our portfolios, conducting stress tests that take various market scenarios into consideration, evaluating risk management strategies to determine appropriate actions, and taking other measures to ensure the continued smooth operation of our portfolios. We do not believe that your fund will be adversely affected by the conditions we have just mentioned, but we want to inform our shareholders that we are aware of the changing market environment and are monitoring it closely.

How is the fund positioned?

The fund’s overall objective is to closely track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index after fees, but we attempt to compensate for fund expenses by efficiently matching the benchmark risk factors in a more yield-advantageous manner. As valuations in many fixed income sectors with credit risk became increasingly elevated over the course of the reporting period, we gradually reduced the portfolio’s risk-adjusted allocation to corporate bonds and also trimmed holdings of commercial mortgage-backed securities. We selectively added high-quality MBS and ABS, which provide more yield than similar-maturity Treasuries and are less volatile than corporates. The portfolio is defensively positioned overall while still seeking a slight yield advantage versus the benchmark.

What is portfolio management’s outlook?

We expect the Fed’s cautious, methodical approach to raising interest rates to persist into 2019. The federal funds rate is likely already near the level where it will begin to have a tightening effect on financial conditions. The Fed has also been winding down its balance sheet in the background, gradually removing another source of monetary stimulus. The fiscal stimulus from the Trump administration’s tax cuts is likely to peak in late 2018. As a result, the U.S. economy will face monetary and fiscal headwinds in 2019 compared with the past 10 years. We believe that current valuations in fixed income segments with credit risk do not provide adequate compensation to account for the economy’s proximity to the end of the expansion. In these market conditions, we anticipate maintaining the portfolio’s defensive positioning.

In this evolving fixed income environment, we will continue to prudently apply insights from our global research platform to try to generate incremental gains relative to the passive benchmark index. Our analysts are still finding select opportunities for risk-adjusted returns within their areas of focus. As always, in-depth research and careful risk management remain integral to our investment process.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2018, Bloomberg Index Services Ltd. Used with permission.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

CORPORATE BONDS 31.5%

FINANCIAL INSTITUTIONS 14.8%

Banking 9.0%

	Par/Shares	$ Value
ABN AMRO Bank, 2.10%, 1/18/19 (1)	675	674
ABN AMRO Bank, 4.75%, 7/28/25 (1)	390	388
American Express, 2.20%, 10/30/20	1,805	1,762
American Express, 8.125%, 5/20/19	590	606
ANZ New Zealand International, 2.75%, 1/22/21 (1)(2)	1,120	1,099
Banco Santander, 3.125%, 2/23/23	600	565
Banco Santander, 3.848%, 4/12/23	1,400	1,355
Bank of America, 3.50%, 4/19/26	600	570
Bank of America, 4.00%, 1/22/25	650	634
Bank of America, 4.20%, 8/26/24	290	288
Bank of America, 6.00%, 10/15/36	300	341
Bank of America, 6.875%, 11/15/18	65	65
Bank of America, 7.75%, 5/14/38	150	197
Bank of America, FRN, 3M USD LIBOR + 0.65%, 3.023%, 6/25/22	1,600	1,604
Bank of America, VR, 3.55%, 3/5/24 (3)	2,500	2,459
Bank of America, VR, 3.824%, 1/20/28 (3)	2,280	2,187
Bank of Montreal, 3.10%, 4/13/21	2,765	2,740
Bank of New York Mellon, 5.45%, 5/15/19 (2)	340	345
Bank of Nova Scotia, 3.125%, 4/20/21	2,150	2,134
Barclays, 3.25%, 1/12/21	905	892
Barclays Bank, 2.65%, 1/11/21	895	876
BB&T, 5.25%, 11/1/19	200	204
BPCE, 4.00%, 9/12/23 (1)	1,550	1,522
BPCE, 4.50%, 3/15/25 (1)	1,015	981
BPCE, 5.70%, 10/22/23 (1)	850	879

Capital One, 2.35%, 1/31/20	1,000	987
Capital One Financial, 3.45%, 4/30/21	1,800	1,792
Citibank, 2.125%, 10/20/20	1,100	1,074
Citibank, 3.40%, 7/23/21	1,250	1,244
Citigroup, 5.875%, 1/30/42	450	509
Citigroup, VR, 3.887%, 1/10/28 (3)	2,000	1,914
Citigroup, VR, 4.075%, 4/23/29 (3)	1,900	1,828
Citizens Bank, 2.30%, 12/3/18	890	890
Citizens Bank, 2.50%, 3/14/19	440	439
Citizens Bank, 2.55%, 5/13/21	440	428
Citizens Financial Group, 2.375%, 7/28/21	155	149
Citizens Financial Group, 4.30%, 12/3/25	560	546
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)	800	786
Commonwealth Bank of Australia, 5.00%, 10/15/19 (1)	425	433
Cooperatieve Rabobank, 3.125%, 4/26/21	1,415	1,403
Credit Agricole, 3.75%, 4/24/23 (1)	1,395	1,361
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(3)	745	708
Discover Financial Services, 3.75%, 3/4/25	1,440	1,356
Discover Financial Services, 10.25%, 7/15/19	550	575
Fifth Third Bank, 3.35%, 7/26/21	2,065	2,057
Goldman Sachs Group, 3.00%, 4/26/22	3,350	3,266
Goldman Sachs Group, 3.50%, 1/23/25	750	719
Goldman Sachs Group, 4.25%, 10/21/25	795	769
Goldman Sachs Group, 6.75%, 10/1/37	455	533
HSBC Bank USA, 5.875%, 11/1/34	550	612
HSBC Holdings, VR, 3.262%, 3/13/23 (3)	1,000	976
ING Groep, 3.15%, 3/29/22	330	321
Intesa Sanpaolo, 3.125%, 7/14/22 (1)	1,055	958
Intesa Sanpaolo, 3.375%, 1/12/23 (1)	375	339
JPMorgan Chase, 2.95%, 10/1/26	980	900
JPMorgan Chase, 3.375%, 5/1/23	2,055	2,000

JPMorgan Chase, 4.625%, 5/10/21	900	925
JPMorgan Chase, 6.30%, 4/23/19	295	300
JPMorgan Chase, VR, 3.559%, 4/23/24 (3)	1,250	1,230
JPMorgan Chase, VR, 3.782%, 2/1/28 (3)	990	955
JPMorgan Chase, VR, 3.882%, 7/24/38 (3)	1,380	1,250
KeyBank, 3.35%, 6/15/21	1,775	1,771
KeyCorp, 2.90%, 9/15/20	1,220	1,209
M&T Bank, 3.55%, 7/26/23	2,140	2,125
Manufacturers & Traders Trust, 3.40%, 8/17/27 (2)	250	238
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21	2,640	2,634
Morgan Stanley, 2.375%, 7/23/19	450	448
Morgan Stanley, 3.125%, 7/27/26	2,000	1,836
Morgan Stanley, 4.10%, 5/22/23 (2)	1,290	1,288
Morgan Stanley, 4.30%, 1/27/45	750	694
Morgan Stanley, 6.25%, 8/9/26	175	193
Morgan Stanley, VR, 3.971%, 7/22/38 (3)	815	738
PNC Bank, 3.50%, 6/8/23	2,025	2,012
PNC Financial Services Group, 6.70%, 6/10/19	300	307
Royal Bank of Canada, 2.15%, 3/15/19 (2)	650	648
Royal Bank of Scotland Group, VR, 4.519%, 6/25/24 (3)	2,050	2,025
Santander UK, 5.00%, 11/7/23 (1)	200	200
State Street, 3.10%, 5/15/23	265	258
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (2)	2,605	2,589
SunTrust Bank, VR, 3.502%, 8/2/22 (3)	2,155	2,145
Svenska Handelsbanken, 3.35%, 5/24/21 (2)	1,860	1,848
Toronto-Dominion Bank, 2.50%, 12/14/20	890	875
Toronto-Dominion Bank, 3.25%, 6/11/21 (2)	2,005	1,997
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2)(3)	235	219
UBS, 4.50%, 6/26/48 (1)(2)	1,035	1,040
UBS Group Funding Switzerland, 2.95%, 9/24/20 (1)	450	445
UBS Group Funding Switzerland, 3.00%, 4/15/21 (1)	1,200	1,179

UBS Group Funding Switzerland, 4.125%, 9/24/25 (1)	630	619
United Overseas Bank, 3.20%, 4/23/21 (1)	2,300	2,285
Wells Fargo, 3.069%, 1/24/23	3,000	2,906
Wells Fargo Bank, VR, 3.325%, 7/23/21 (3)	1,500	1,497
		100,167
Brokerage Asset Managers Exchanges 0.1%		
Intercontinental Exchange, 2.75%, 12/1/20	475	469
Intercontinental Exchange, 3.45%, 9/21/23 (2)	1,145	1,137
Raymond James Financial, 3.625%, 9/15/26	100	95
		1,701
Finance Companies 0.6%		
AerCap Ireland Capital, 3.30%, 1/23/23	485	465
AerCap Ireland Capital, 3.50%, 5/26/22	335	327
AerCap Ireland Capital, 4.125%, 7/3/23 (2)	1,915	1,884
Air Lease, 2.50%, 3/1/21	760	741
Air Lease, 3.50%, 1/15/22 (2)	575	565
Air Lease, 3.625%, 4/1/27 (2)	830	758
GATX, 2.60%, 3/30/20	95	94
GATX, 4.85%, 6/1/21	650	667
GE Capital International Funding, 2.342%, 11/15/20	1,029	995
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	329	327
		6,823
Insurance 3.6%		
Aflac, 4.75%, 1/15/49	1,780	1,738
AIA Group, 2.25%, 3/11/19 (1)	200	199
AIA Group, 3.20%, 3/11/25 (1)	510	483
AIA Group, FRN, 3M USD LIBOR + 0.52%, 2.858%, 9/20/21 (1)	1,490	1,490
AIG Global Funding, 3.35%, 6/25/21 (1)(2)	1,210	1,202
Allstate, 6.125%, 12/15/32	150	167
American International Group, 2.30%, 7/16/19 (2)	540	537
American International Group, 3.875%, 1/15/35	425	368

Anthem, 2.50%, 11/21/20	390	382
Anthem, 4.55%, 3/1/48	1,135	1,054
Anthem, 4.65%, 1/15/43	460	437
Aon, 2.80%, 3/15/21	965	945
Aon, 3.875%, 12/15/25 (2)	405	397
AXA Equitable Holdings, 3.90%, 4/20/23 (1)	480	474
Chubb INA Holdings, 3.35%, 5/15/24	550	540
Chubb INA Holdings, 5.90%, 6/15/19	150	152
CNA Financial, 5.875%, 8/15/20	600	623
Fidelity National Financial, 4.50%, 8/15/28 (1)	1,615	1,575
First American Financial, 4.60%, 11/15/24	390	392
Halfmoon Parent, 3.75%, 7/15/23 (1)	2,755	2,727
High Street Funding Trust I, 4.111%, 2/15/28 (1)	1,100	1,064
Liberty Mutual Group, 4.85%, 8/1/44 (1)	1,350	1,306
Lincoln National, 3.80%, 3/1/28 (2)	1,205	1,144
Markel, 7.125%, 9/30/19	425	438
Marsh & McLennan, 3.30%, 3/14/23	210	205
Marsh & McLennan, 3.50%, 6/3/24	1,895	1,853
Marsh & McLennan, 4.35%, 1/30/47	110	102
MassMutual Global Funding II, 2.35%, 4/9/19 (1)	900	897
Metropolitan Life Global Funding I, 1.75%, 12/19/18 (1)	1,000	999
Metropolitan Life Global Funding I, 3.45%, 10/9/21 (1)	1,635	1,632
New York Life Global Funding, 1.50%, 10/24/19 (1)	1,220	1,201
New York Life Global Funding, 3.25%, 8/6/21 (1)	1,645	1,642
Pricoa Global Funding I, 1.45%, 9/13/19 (1)	620	610
Pricoa Global Funding I, 3.45%, 9/1/23 (1)	2,150	2,126
Principal Financial Group, 3.40%, 5/15/25	1,215	1,167
Reinsurance Group of America, 5.00%, 6/1/21	905	935
Teachers Insurance & Annual Association of America, 4.27%, 5/15/47 (1)	1,400	1,307
Travelers, 6.25%, 6/15/37	225	274

Trinity Acquisition, 3.50%, 9/15/21	175	173
UnitedHealth Group, 3.75%, 7/15/25	400	396
UnitedHealth Group, 4.75%, 7/15/45	900	917
Unum Group, 3.00%, 5/15/21	320	314
Unum Group, 5.625%, 9/15/20	150	155
Voya Financial, 3.125%, 7/15/24	1,440	1,357
Willis North America, 3.60%, 5/15/24	425	410
Willis North America, 4.50%, 9/15/28	1,100	1,086
		39,592
Real Estate Investment Trusts 1.5%		
Alexandria Real Estate Equities, 4.00%, 1/15/24	350	350
American Campus Communities Operating Partnership, 3.625%, 11/15/27	1,791	1,661
American Campus Communities Operating Partnership, 4.125%, 7/1/24	540	534
Boston Properties, 3.125%, 9/1/23	900	868
Brixmor Operating Partnership, 3.875%, 8/15/22	775	769
Brixmor Operating Partnership, 3.90%, 3/15/27	495	462
Camden Property Trust, 4.625%, 6/15/21	1,000	1,023
Duke Realty, 4.00%, 9/15/28 (2)	2,090	2,033
Essex Portfolio, 4.50%, 3/15/48	1,435	1,347
Federal Realty Investment Trust, 2.75%, 6/1/23	1,000	953
Healthcare Realty Trust, 3.625%, 1/15/28	605	555
Highwoods Realty, 3.625%, 1/15/23	880	858
Kilroy Realty, 3.45%, 12/15/24	750	714
Kilroy Realty, 4.375%, 10/1/25	335	331
Regency Centers, 3.60%, 2/1/27	350	329
Regency Centers, 4.125%, 3/15/28	510	495
VEREIT Operating Partnership, 3.95%, 8/15/27	820	760
VEREIT Operating Partnership, 4.625%, 11/1/25	1,765	1,747

WEA Finance, 3.25%, 10/5/20 (1)	380	378
		16,167
Total Financial Institutions		164,450
INDUSTRIAL 14.1%		
Basic Industry 0.8%		
Braskem Netherlands Finance, 3.50%, 1/10/23 (1)	515	488
Carpenter Technology, 5.20%, 7/15/21 (2)	1,125	1,143
Celulosa Arauco y Constitucion, 3.875%, 11/2/27	570	529
Fresnillo, 5.50%, 11/13/23 (1)	300	312
Goldcorp, 3.625%, 6/9/21	595	592
LYB International Finance II, 3.50%, 3/2/27	1,000	907
Nucor, 3.95%, 5/1/28 (2)	1,385	1,363
Nutrien, 4.00%, 12/15/26	505	481
Packaging Corp of America, 2.45%, 12/15/20	415	406
Packaging Corp of America, 3.65%, 9/15/24	370	362
Packaging Corp of America, 4.50%, 11/1/23	185	190
Solvay Finance America, 3.40%, 12/3/20 (1)	770	765
West Fraser Timber, 4.35%, 10/15/24 (1)	1,145	1,119
		8,657
Capital Goods 1.2%		
Boral Finance Property, 3.00%, 11/1/22 (1)	125	120
Caterpillar Financial Services, 3.15%, 9/7/21 (2)	3,180	3,172
CRH America Finance, 3.95%, 4/4/28 (1)	1,700	1,607
General Dynamics, 2.875%, 5/11/20	2,310	2,301
General Electric, 2.20%, 1/9/20	178	176
General Electric, 4.65%, 10/17/21 (2)	86	88
General Electric, 5.50%, 1/8/20	115	118
General Electric, 6.75%, 3/15/32	378	432
Harris, 3.832%, 4/27/25	295	288
John Deere Capital, 2.35%, 1/8/21	545	535
Lockheed Martin, 3.60%, 3/1/35	240	217

Lockheed Martin, 3.80%, 3/1/45	600	532
Lockheed Martin, 4.07%, 12/15/42	184	172
Raytheon, 7.20%, 8/15/27	200	247
Republic Services, 3.375%, 11/15/27	585	552
Republic Services, 5.50%, 9/15/19	240	245
Roper Technologies, 3.00%, 12/15/20	295	292
Roper Technologies, 3.80%, 12/15/26	660	635
United Technologies, 3.35%, 8/16/21	1,150	1,145
		12,874
Communications 1.7%		
21st Century Fox America, 3.70%, 10/15/25	285	282
America Movil SAB de CV, 6.375%, 3/1/35	300	345
AT&T, 3.00%, 6/30/22	2,000	1,938
CC Holdings, 3.849%, 4/15/23	410	406
Charter Communications Operating, 4.908%, 7/23/25	1,200	1,202
Comcast, 3.125%, 7/15/22	1,000	985
Comcast, 3.20%, 7/15/36	80	66
Comcast, 3.90%, 3/1/38	590	522
Comcast, 3.95%, 10/15/25	800	795
Crown Castle International, 3.40%, 2/15/21	265	263
Crown Castle International, 3.70%, 6/15/26	700	660
Crown Castle Towers, 3.222%, 5/15/22 (1)	25	24
Crown Castle Towers, 3.663%, 5/15/25 (1)	195	189
Crown Castle Towers, 3.72%, 7/15/23 (1)	450	449
Interpublic Group, 3.50%, 10/1/20 (2)	230	230
Interpublic Group, 4.20%, 4/15/24	820	818
Omnicom Group, 3.60%, 4/15/26	695	653
Omnicom Group, 3.625%, 5/1/22	760	748
Omnicom Group, 3.65%, 11/1/24	460	443
RELX Capital, 3.50%, 3/16/23	530	521
Rogers Communications, 3.625%, 12/15/25	335	324

SBA Tower Trust, 2.898%, 10/15/19 (1)	855	852
Sky, 2.625%, 9/16/19 (1)	200	199
Thomson Reuters, 3.35%, 5/15/26	220	202
Time Warner Cable, 4.00%, 9/1/21	100	100
Time Warner Cable, 5.00%, 2/1/20	240	244
Time Warner Cable, 6.55%, 5/1/37	235	243
Time Warner Cable, 6.75%, 6/15/39	275	289
Time Warner Cable, 8.25%, 4/1/19	305	311
Time Warner Cable, 8.75%, 2/14/19	55	56
Verizon Communications, 2.625%, 8/15/26	625	561
Verizon Communications, 4.272%, 1/15/36	735	676
Verizon Communications, 5.15%, 9/15/23 (2)	550	583
Vodafone Group, 3.75%, 1/16/24	2,005	1,958
WPP Finance 2010, 3.75%, 9/19/24	1,350	1,285
		19,422
Consumer Cyclical 2.7%		
Alibaba Group Holding, 4.00%, 12/6/37	2,215	1,953
Amazon.com, 2.80%, 8/22/24	585	556
Amazon.com, 3.875%, 8/22/37	915	863
Amazon.com, 5.20%, 12/3/25	1,053	1,142
Aptiv, 3.15%, 11/19/20	920	908
Aptiv, 4.15%, 3/15/24	365	363
AutoZone, 3.125%, 4/21/26	445	408
BMW U.S. Capital, 3.40%, 8/13/21 (1)(2)	2,230	2,219
Booking Holdings, 3.60%, 6/1/26	665	635
Booking Holdings, 3.65%, 3/15/25	810	789
Expedia Group, 5.00%, 2/15/26	1,800	1,799
Ford Motor Credit, 3.47%, 4/5/21	340	332
General Motors, 4.00%, 4/1/25	1,090	1,025
General Motors Financial, 3.10%, 1/15/19	750	750
General Motors Financial, 3.15%, 1/15/20	520	517

Harley-Davidson Financial Services, 3.55%, 5/21/21 (1)	1,725	1,712
Hyatt Hotels, 3.375%, 7/15/23	185	180
Hyundai Capital America, 2.55%, 2/6/19 (1)(2)	580	579
Hyundai Capital America, 3.45%, 3/12/21 (1)	1,925	1,900
O'Reilly Automotive, 4.875%, 1/14/21	700	718
PACCAR Financial, 1.95%, 2/27/20 (2)	540	532
PACCAR Financial, 3.10%, 5/10/21	1,485	1,478
QVC, 4.375%, 3/15/23	2,020	1,985
QVC, 4.45%, 2/15/25 (2)	70	66
QVC, 4.85%, 4/1/24	840	829
Toyota Motor, 3.183%, 7/20/21	1,515	1,515
Toyota Motor Credit, 2.95%, 4/13/21	1,730	1,718
Visa, 2.15%, 9/15/22	1,005	958
Walmart, 3.40%, 6/26/23	1,900	1,889
		30,318
Consumer Non-Cyclical 3.6%		
Abbott Laboratories, 3.40%, 11/30/23	784	778
Abbott Laboratories, 4.75%, 11/30/36	1,500	1,530
AbbVie, 3.20%, 5/14/26 (2)	225	206
AbbVie, 3.60%, 5/14/25	880	841
AbbVie, 4.45%, 5/14/46	1,280	1,124
AbbVie, 4.50%, 5/14/35	1,215	1,113
Agilent Technologies, 3.875%, 7/15/23	920	920
Altria Group, 4.75%, 5/5/21	1,000	1,030
Amgen, 5.75%, 3/15/40	900	976
Anheuser-Busch InBev Finance, 3.65%, 2/1/26	2,735	2,598
BAT Capital, 2.764%, 8/15/22 (1)	1,215	1,163
Baxalta, 2.875%, 6/23/20	166	164
Bayer U.S. Finance II, 3.50%, 6/25/21 (1)(2)	850	845
Becton Dickinson & Company, 3.70%, 6/6/27	1,670	1,566
Bestfoods, 6.625%, 4/15/28	5	6

Biogen, 3.625%, 9/15/22	530	530
Celgene, 3.55%, 8/15/22	905	898
CVS Health, 3.125%, 3/9/20	1,365	1,362
CVS Health, 5.05%, 3/25/48	1,160	1,131
CVS Health, 5.125%, 7/20/45	925	906
Danone, 2.947%, 11/2/26 (1)	1,065	968
Elanco Animal Health, 3.912%, 8/27/21 (1)	290	290
Express Scripts Holding, 2.60%, 11/30/20	1,075	1,053
Express Scripts Holding, 3.00%, 7/15/23	340	326
Gilead Sciences, 3.25%, 9/1/22	600	594
Hackensack Meridian Health, 4.211%, 7/1/48	1,680	1,609
Indiana University Health Obligated Group, 3.97%, 11/1/48	1,030	967
Kaiser Foundation Hospitals, 3.50%, 4/1/22	445	447
Keurig Dr Pepper, 2.55%, 9/15/26	1,015	874
Keurig Dr Pepper, 3.551%, 5/25/21 (1)	920	915
Kraft Heinz Foods, 4.00%, 6/15/23 (2)	1,600	1,592
Mead Johnson Nutrition, 4.125%, 11/15/25	105	105
Mead Johnson Nutrition, 4.60%, 6/1/44	250	252
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/1/55	600	575
Northwell Healthcare, 3.979%, 11/1/46	1,275	1,130
Partners Healthcare System, 3.443%, 7/1/21	700	700
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	1,660	1,562
Stanford Health Care, 3.795%, 11/15/48	440	401
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21	750	717
Teva Pharmaceutical Finance Netherlands III, 1.70%, 7/19/19 (2)	2,075	2,044
Unilever Capital, 3.00%, 3/7/22	1,255	1,241
West Virginia United Health System Obligated Group, 4.924%, 6/1/48	1,600	1,570
		39,619
Energy 1.5%		
APT Pipelines, 4.25%, 7/15/27 (1)	375	359

Boardwalk Pipelines, 4.45%, 7/15/27	230	217
Boardwalk Pipelines, 4.95%, 12/15/24	360	362
BP Capital Markets, 4.75%, 3/10/19	475	479
Canadian Natural Resources, 2.95%, 1/15/23	1,475	1,420
Columbia Pipeline Group, 3.30%, 6/1/20	640	638
Concho Resources, 3.75%, 10/1/27	360	338
DCP Midstream Operating, 4.75%, 9/30/21 (1)	710	710
Enbridge, 4.00%, 10/1/23	420	419
Enbridge, 4.25%, 12/1/26	355	349
Enbridge, 5.50%, 12/1/46 (2)	555	579
Enbridge, VR, 6.00%, 1/15/77 (3)	695	649
Enbridge Energy Partners, 5.20%, 3/15/20 (2)	225	230
Enbridge Energy Partners, 5.50%, 9/15/40	165	167
Eni SpA, 4.00%, 9/12/23 (1)	620	609
EnLink Midstream Partners, 2.70%, 4/1/19	100	100
Enterprise Products Operating, 3.50%, 2/1/22 (2)	2,650	2,638
Florida Gas Transmission, 3.875%, 7/15/22 (1)	435	434
Magellan Midstream Partners, 4.25%, 2/1/21	325	329
Magellan Midstream Partners, 6.55%, 7/15/19	85	87
Nabors Industries, 5.50%, 1/15/23 (2)	400	376
Occidental Petroleum, 3.00%, 2/15/27 (2)	1,475	1,382
Sabine Pass Liquefaction, 4.20%, 3/15/28	795	756
Southeast Supply Header, 4.25%, 6/15/24 (1)	405	405
Spectra Energy Partners, 3.375%, 10/15/26	440	406
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	780	719
Williams, 4.85%, 3/1/48	185	169
Williams, 5.25%, 3/15/20	600	614
Woodside Finance, 3.70%, 9/15/26 (1)	315	295
Woodside Finance, 3.70%, 3/15/28 (1)	425	394
		16,629

Industrial Other 0.1%		
Alfa SAB de CV, 5.25%, 3/25/24 (1)	200	200
President & Fellows of Harvard College, 3.619%, 10/1/37	385	366
		566
Technology 1.6%		
Analog Devices, 2.85%, 3/12/20	895	890
Apple, 3.20%, 5/11/27	4,085	3,888
Avnet, 4.625%, 4/15/26	1,440	1,401
Baidu, 2.75%, 6/9/19	635	633
Baidu, 3.875%, 9/29/23	1,555	1,537
Broadcom, 3.00%, 1/15/22	2,695	2,614
DXC Technology, 2.875%, 3/27/20	550	545
Fidelity National Information Services, 4.25%, 5/15/28	1,745	1,713
International Business Machines, 8.375%, 11/1/19	100	105
Keysight Technologies, 3.30%, 10/30/19	1,200	1,198
Keysight Technologies, 4.55%, 10/30/24	1,427	1,439
Microchip Technology, 3.922%, 6/1/21 (1)	460	457
Tencent Holdings, 2.985%, 1/19/23 (1)	550	530
Tencent Holdings, 3.595%, 1/19/28 (1)	1,090	1,001
		17,951
Transportation 0.9%		
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	681	662
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24	1,013	1,028
Burlington Northern Santa Fe, 4.15%, 12/15/48	1,515	1,428
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	119
Canadian National Railway, 6.25%, 8/1/34	95	115
Canadian Pacific Railway, 7.25%, 5/15/19	125	128
Continental Airlines PTT, Series 2010-1, Class A, 4.75%, 1/12/21	116	118
Delta Air Lines, 2.60%, 12/4/20	740	724
Delta Air Lines, 2.875%, 3/13/20	615	610

Delta Air Lines, 3.80%, 4/19/23	550	537
Delta Air Lines PTT, Series 2009-1, Class A, 7.75%, 12/17/19	257	267
Delta Air Lines PTT, Series 2010-2, Class A, 4.95%, 5/23/19	66	66
ERAC USA Finance, 4.50%, 8/16/21 (1)	320	326
ERAC USA Finance, 4.50%, 2/15/45 (1)	260	238
ERAC USA Finance, 5.25%, 10/1/20 (1)	375	386
Heathrow Funding, 4.875%, 7/15/21 (1)	1,120	1,149
JB Hunt Transport Services, 2.40%, 3/15/19	120	120
Kansas City Southern, 3.00%, 5/15/23	340	326
Norfolk Southern, 5.59%, 5/17/25	48	52
Transurban Finance, 3.375%, 3/22/27 (1)	225	207
Transurban Finance, 4.125%, 2/2/26 (1)	175	171
United Airlines PTT, Series 2014-1, Class B, 4.75%, 4/11/22	180	181
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	747	749
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28	867	803
		10,510
Total Industrial		**156,546**
UTILITY 2.6%		
Electric 2.1%		
Ausgrid Finance Property, 3.85%, 5/1/23 (1)	1,105	1,094
Berkshire Hathaway Energy, 6.125%, 4/1/36	170	201
CenterPoint Energy, 3.60%, 11/1/21	850	848
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	128
CMS Energy, 4.875%, 3/1/44	600	616
Dominion Energy, 1.60%, 8/15/19	290	287
Dominion Energy, 2.50%, 12/1/19	160	159
Dominion Energy, 5.20%, 8/15/19	810	825
Dominion Energy, STEP, 2.579%, 7/1/20	175	172
Duke Energy, 2.65%, 9/1/26	355	317
Duke Energy, 3.75%, 9/1/46 (2)	280	239
Duke Energy Florida, 6.35%, 9/15/37	170	207

Duke Energy Progress, 6.30%, 4/1/38	100	122
Enel Finance International, 4.25%, 9/14/23 (1)	1,930	1,881
Exelon, 3.40%, 4/15/26	1,815	1,707
Exelon Generation, 5.20%, 10/1/19 (2)	570	580
FirstEnergy Transmission, 4.35%, 1/15/25 (1)	775	778
Florida Power & Light, 4.125%, 6/1/48	1,675	1,607
Kansas Gas & Electric, 6.70%, 6/15/19 (1)	155	158
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	1,765	1,734
Mississippi Power, 3.95%, 3/30/28	895	868
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21	2,100	2,076
Nevada Power, 6.65%, 4/1/36	400	504
Ohio Power, 5.375%, 10/1/21	450	474
PacifiCorp, 4.125%, 1/15/49 (2)	1,400	1,329
PacifiCorp, 6.25%, 10/15/37	90	110
PECO Energy, 5.95%, 10/1/36	150	177
Progress Energy, 7.05%, 3/15/19	601	610
Public Service Electric & Gas, 5.70%, 12/1/36	180	205
San Diego Gas & Electric, 6.125%, 9/15/37	170	205
Southern, 4.40%, 7/1/46	1,905	1,748
Southern Power, 5.15%, 9/15/41	500	488
Tampa Electric, 6.15%, 5/15/37	700	789
Xcel Energy, 4.70%, 5/15/20	375	380
		23,623
Natural Gas 0.5%		
Atmos Energy, 8.50%, 3/15/19	105	107
NiSource, 3.49%, 5/15/27	695	653
Nisource, 3.65%, 6/15/23 (1)	1,790	1,759
NiSource, 3.95%, 3/30/48	1,000	861
Sempra Energy, 2.40%, 2/1/20	1,060	1,047
Southern California Gas, 5.75%, 11/15/35	140	157

Southern Company Gas Capital, 5.25%, 8/15/19	210	214
		4,798
Total Utility		28,421
Total Corporate Bonds (Cost $356,090)		**349,417**

ASSET-BACKED SECURITIES 3.4%

Car Loan 0.9%

AmeriCredit Automobile Receivable Trust Series 2017-1, Class A3 1.87%, 8/18/21	225	224
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07%, 10/20/20	405	401
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11%, 10/17/22	285	280
CarMax Auto Owner Trust Series 2018-2, Class A3 2.98%, 1/17/23	775	771
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81%, 12/16/22	1,195	1,185
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22%, 1/18/22 (1)	735	728
Huntington Auto Trust Series 2016-1, Class A3 1.59%, 11/16/20	366	364
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79%, 7/15/22	600	596
Santander Drive Auto Receivables Trust Series 2015-2, Class E 4.02%, 9/15/22 (1)	1,300	1,306
Santander Drive Auto Receivables Trust Series 2015-3, Class E 4.50%, 6/17/23 (1)	1,300	1,313

Santander Drive Auto Receivables Trust Series 2018-2, Class B 3.03%, 9/15/22	820	815
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22%, 1/20/21 (1)	710	703
Wheels SPV 2 Series 2016-1A, Class A2 1.59%, 5/20/25 (1)	42	42
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77%, 9/15/21	921	914
World Omni Auto Receivables Trust Series 2018-A, Class A2 2.19%, 5/17/21	602	600
		10,242
Credit Card 0.1%		
Barclays Dryrock Issuance Trust Series 2015-1, Class A 2.20%, 12/15/22	135	133
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62%, 10/15/25	610	589
		722
Other Asset-Backed Securities 2.1%		
Allegro III Series 2015-1A, Class AR, CLO, FRN 3M USD LIBOR + 0.84%, 3.33%, 7/25/27 (1)	1,530	1,520
Arby's Funding Series 2015-1A, Class A2 4.969%, 10/30/45 (1)	1,455	1,462
Ascentium Equipment Receivables Series 2018-1A, Class A3 3.21%, 9/11/23 (1)	1,465	1,460
Avis Budget Rental Car Funding AESOP Series 2016-2A, Class A 2.72%, 11/20/22 (1)	2,170	2,110
Betony 2 Series 2018-1A, Class A1, CLO, FRN 3M USD LIBOR + 1.08%, 3.60%, 4/30/31 (1)	1,325	1,323

CIFC Funding Series 2015-5A, Class A1R, CLO, FRN 3M USD LIBOR + 0.86%, 3.35%, 10/25/27 (1)	1,525	1,520
CNH Equipment Trust Series 2017-C, Class A3 2.08%, 2/15/23	560	550
DB Master Finance Series 2015-1A, Class A2II 3.98%, 2/20/45 (1)	1,187	1,187
DB Master Finance Series 2017-1A, Class A2I 3.629%, 11/20/47 (1)	635	615
Diamond Resorts Owner Trust Series 2014-1, Class A 2.54%, 5/20/27 (1)	137	137
Driven Brands Funding Series 2018-1A, Class A2 4.739%, 4/20/48 (1)	408	406
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69%, 3/25/30 (1)	393	383
Enterprise Fleet Financing Series 2017-1, Class A2 2.13%, 7/20/22 (1)	120	120
Galaxy XXIX Series 2018-29A, Class A, CLO, FRN 3M USD LIBOR + 0.79%, 3.104%, 11/15/26 (1)	1,710	1,707
GreatAmerica Leasing Receivables Funding Series 2017-1, Class A3 2.06%, 6/22/20 (1)	242	241
GreatAmerica Leasing Receivables Funding Series 2018-1, Class A3 2.60%, 6/15/21 (1)	280	277
Hardee's Funding Series 2018-1A, Class A2I 4.25%, 6/20/48 (1)	545	542
Hardee's Funding Series 2018-1A, Class A2II 4.959%, 6/20/48 (1)	1,340	1,331
Jimmy John's Funding Series 2017-1A, Class A2I 3.61%, 7/30/47 (1)	232	229

MMAF Equipment Finance Series 2017-B, Class A3 2.21%, 10/17/22 (1)	815	798
MVW Owner Trust Series 2014-1A, Class A 2.25%, 9/22/31 (1)	77	75
Octagon Investment Partners XXIII Series 2015-1A, Class A1R, CLO, FRN 3M USD LIBOR + 0.85%, 3.286%, 7/15/27 (1)	850	850
Planet Fitness Master Issuer Series 2018-1A, Class A2I 4.262%, 9/5/48 (1)	2,515	2,500
Sierra Timeshare Receivables Funding Series 2014-3A, Class A 2.30%, 10/20/31 (1)	98	97
Sierra Timeshare Receivables Funding Series 2015-3A, Class A 2.58%, 9/20/32 (1)	66	64
Sonic Capital Series 2018-1A, Class A2 4.026%, 2/20/48 (1)	145	141
Volvo Financial Equipment Series 2017-1A, Class A3 1.92%, 3/15/21 (1)	235	233
Wendy's Funding Series 2015-1A, Class A2II 4.08%, 6/15/45 (1)	1,455	1,454
Wendy's Funding Series 2018-1A, Class A2I 3.573%, 3/15/48 (1)	313	300
		23,632
Student Loan 0.3%		
SLM Student Loan Trust Series 2010-1, Class A, FRN 1M USD LIBOR + 0.40%, 2.681%, 3/25/25	1,170	1,153
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.49%, 6/15/27 (1)	307	302

SMB Private Education Loan Trust Series 2018-B, Class A2A 3.60%, 1/15/37 (1)	1,155	1,148
		2,603
Total Asset-Backed Securities (Cost $37,444)		**37,199**

BANK LOANS 0.1% (4)

Communications 0.1%

Charter Communications Operating, FRN, 3M USD LIBOR + 2.00%, 4.31%, 4/30/25	1,280	1,280
Total Bank Loans (Cost $1,279)		**1,280**

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 3.8%

Collateralized Mortgage Obligations 2.0%

COLT Mortgage Loan Trust Series 2017-1, Class A1, CMO, ARM 2.614%, 5/27/47 (1)	339	336
COLT Mortgage Loan Trust Series 2018-1, Class A1, CMO, ARM 2.93%, 2/25/48 (1)	435	432
Connecticut Avenue Securities Series 2016-C03, Class 1M1, CMO, ARM 1M USD LIBOR + 2.00%, 4.281%, 10/25/28	214	216
Connecticut Avenue Securities Series 2016-C04, Class 1M1, CMO, ARM 1M USD LIBOR + 1.45%, 3.731%, 1/25/29	197	198
Connecticut Avenue Securities Series 2018-C03, Class 1M1, CMO, ARM 1M USD LIBOR + 0.68%, 2.961%, 10/25/30	766	766
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, CMO, ARM 2.976%, 12/25/57 (1)	646	642
Galton Funding Mortgage Trust Series 2018-1, Class A23, CMO, ARM 3.50%, 11/25/57 (1)	664	649

Homeward Opportunities Fund I Trust Series 2018-1, Class A1, CMO, ARM 3.766%, 6/25/48 (1)	1,091	1,091
MetLife Securitization Trust Series 2018-1A, Class A, CMO, ARM 3.75%, 3/25/57 (1)	2,280	2,264
Mill City Mortgage Loan Trust Series 2016-1, Class A1, CMO, ARM 2.50%, 4/25/57 (1)	116	113
Mill City Mortgage Loan Trust Series 2018-1, Class A1, CMO, ARM 3.25%, 5/25/62 (1)	1,170	1,153
Seasoned Credit Risk Transfer Trust Series 2016-1, Class M1, CMO, ARM 3.00%, 9/25/55 (1)	320	305
Sequoia Mortgage Trust Series 2018-CH1, Class A11, CMO, ARM 3.50%, 2/1/48 (1)	937	924
Sequoia Mortgage Trust Series 2018-CH2, Class A3, CMO, ARM 4.00%, 6/1/48 (1)	1,902	1,901
Sequoia Mortgage Trust Series 2018-CH4, Class A11, CMO, ARM 4.00%, 10/1/48 (1)	3,058	3,068
Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class M2, CMO, ARM 1M USD LIBOR + 2.60%, 4.881%, 12/25/27	543	554
Structured Agency Credit Risk Debt Notes Series 2016-HQA1, Class M2, CMO, ARM 1M USD LIBOR + 2.75%, 5.031%, 9/25/28	319	325
Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M1, CMO, ARM 1M USD LIBOR + 0.80%, 3.081%, 3/25/29	63	63
Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M1, CMO, ARM 1M USD LIBOR + 0.45%, 2.731%, 7/25/30	1,508	1,503
Structured Agency Credit Risk Debt Notes Series 2018-SPI2, Class M1, CMO, ARM 3.82%, 5/25/48 (1)	1,141	1,136
Towd Point Mortgage Trust Series 2015-3, Class A1B, CMO, ARM 3.00%, 3/1/54 (1)	409	405

Towd Point Mortgage Trust Series 2015-4, Class A1B, CMO, ARM 2.75%, 4/1/55 (1)	400	394
Towd Point Mortgage Trust Series 2016-1, Class A1B, CMO, ARM 2.75%, 2/1/55 (1)	436	429
Towd Point Mortgage Trust Series 2016-2, Class A1A, CMO, ARM 2.75%, 8/1/55 (1)	406	396
Towd Point Mortgage Trust Series 2016-3, Class A1, CMO, ARM 2.25%, 4/1/56 (1)	467	455
Towd Point Mortgage Trust Series 2017-1, Class A1, CMO, ARM 2.75%, 10/1/56 (1)	472	460
Towd Point Mortgage Trust Series 2017-6, Class A1, CMO, ARM 2.75%, 10/1/57 (1)	749	728
Towd Point Mortgage Trust Series 2018-1, Class A1, CMO, ARM 3.00%, 1/1/58 (1)	412	402
Verus Securitization Trust Series 2018-INV1, Class A1, CMO, ARM 3.626%, 3/1/58 (1)	914	912
		22,220
Commercial Mortgage-Backed Securities 1.8%		
Ashford Hospitality Trust Series 2018-ASHF, Class A, ARM 1M USD LIBOR + 0.90%, 3.18%, 4/15/35 (1)	1,805	1,802
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class A, ARM 1M USD LIBOR + 0.93%, 3.21%, 12/15/36 (1)	1,435	1,434
BX Trust Series 2018-GW, Class A, ARM 1M USD LIBOR + 0.80%, 3.08%, 5/15/35 (1)	905	903
CD Mortgage Trust Series 2016-CD2, Class A4, ARM 3.526%, 11/10/49	910	883
CGGS Commercial Mortgage Trust Series 2018-WSS, Class A, ARM 1M USD LIBOR + 0.90%, 3.18%, 2/15/37 (1)	1,850	1,847

Citigroup Commercial Mortgage Trust Series 2014-GC21, Class AS 4.026%, 5/10/47	890	896
Citigroup Commercial Mortgage Trust Series 2014-GC25, Class A1 1.485%, 10/10/47	32	32
Citigroup Commercial Mortgage Trust Series 2015-GC33, Class A4 3.778%, 9/10/58	440	438
Citigroup Commercial Mortgage Trust Series 2017-P7, Class AS 3.915%, 4/14/50	1,450	1,418
Commercial Mortgage Trust Series 2014-CR20, Class A1 1.324%, 11/10/47	84	83
Commercial Mortgage Trust Series 2014-LC15, Class B, ARM 4.599%, 4/10/47	765	776
Commercial Mortgage Trust Series 2015-LC21, Class A4 3.708%, 7/10/48	1,800	1,784
Commercial Mortgage Trust Series 2017-PANW, Class A 3.244%, 10/10/29 (1)	1,195	1,157
Goldman Sachs Mortgage Securities Trust Series 2014-GC24, Class A1 1.509%, 9/10/47	218	217
Goldman Sachs Mortgage Securities Trust Series 2018-GS9, Class A4, ARM 3.992%, 3/10/51	740	736
JPMorgan Barclays Bank Commercial Mortgage Securities Trust Series 2014-C22, Class A1 1.451%, 9/15/47	28	28
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5, Class A5 3.723%, 3/15/50	1,545	1,513
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class AS, ARM 4.036%, 5/15/48	660	658

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.068%, 12/15/47	1,380	1,379
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86%, 9/15/49	300	278
Morgan Stanley Capital I Trust Series 2015-MS1, Class A4, ARM 3.779%, 5/15/48	700	696
RETL Series 2018-RVP, Class A, ARM 1M USD LIBOR + 1.10%, 3.38%, 3/15/33 (1)	744	744
		19,702
Total Non-U.S. Government Mortgage-Backed Securities (Cost $42,540)		**41,922**

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 28.5%

U.S. Government Agency Obligations 18.8% (5)

Federal Home Loan Mortgage		
1.749%, 2/25/22	1,874	1,831
1.875%, 4/25/22	2,040	1,994
2.206%, 6/25/25	1,008	958
2.413%, 1/25/21	213	211
2.50%, 4/1/30 - 3/1/43	1,932	1,849
2.777%, 4/25/23	298	294
2.952%, 2/25/27	733	717
3.00%, 6/1/43 - 7/1/43	2,714	2,590
3.50%, 3/1/42 - 3/1/46	8,210	8,050
4.00%, 10/1/40 - 8/1/45	3,015	3,036
4.50%, 11/1/18 - 10/1/41	1,385	1,433
5.00%, 2/1/19 - 8/1/40	1,119	1,184
5.50%, 11/1/18 - 12/1/39	228	244
6.00%, 10/1/21 - 8/1/38	189	205
6.50%, 4/1/24 - 1/1/36	98	108

Federal National Mortgage Assn., TBA		
2.50%, 11/1/33 (6)	1,945	1,862
3.00%, 11/1/33 - 11/1/48 (6)	5,010	4,830
		207,810
U.S. Government Obligations 9.7%		
Government National Mortgage Assn.		
2.50%, 12/20/42 - 9/20/46	2,617	2,434
3.00%, 9/15/42 - 5/20/48	24,195	23,168
3.50%, 9/15/41 - 8/20/48	14,925	14,684
4.00%, 2/15/41 - 8/20/47	12,636	12,747
4.50%, 6/15/39 - 9/20/48	16,521	16,999
5.00%, 9/15/39 - 10/20/48	26,869	28,031
5.50%, 2/20/34 - 5/20/48	2,629	2,763
6.00%, 8/15/33 - 4/15/36	31	34
6.50%, 12/20/33	1	1
7.00%, 12/15/28 - 6/15/31	8	9
7.50%, 8/15/25 - 1/15/32	51	52
8.00%, 1/15/26	7	8
Government National Mortgage Assn., CMO, 3.00%, 11/20/47-12/20/47	1,226	1,198
Government National Mortgage Assn., TBA, 4.00%, 11/20/48 (6)	5,435	5,469
		107,597
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $323,299)		**315,407**

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 27.4%

U.S. Government Agency Obligations 1.0%		
Federal Home Loan Banks, 1.00%, 9/26/19 (7)	2,000	1,970
Federal Home Loan Mortgage, 2.50%, 4/23/20 (8)	2,180	2,168
Federal National Mortgage Assn., 1.00%, 8/28/19 (8)	3,400	3,354

Federal National Mortgage Assn., 1.25%, 8/17/21 (8)	2,350	2,242
Federal National Mortgage Assn., 6.25%, 5/15/29 (8)	342	427
Federal National Mortgage Assn., 6.625%, 11/15/30 (8)	500	652
Total U.S. Government Agency Obligations		**10,813**
U.S. Treasury Obligations 26.4%		
U.S. Treasury Bonds, 2.25%, 8/15/46	2,190	1,740
U.S. Treasury Bonds, 2.50%, 2/15/45	3,535	2,987
U.S. Treasury Bonds, 2.50%, 5/15/46	4,805	4,036
U.S. Treasury Bonds, 2.75%, 11/15/42	3,000	2,686
U.S. Treasury Bonds, 2.75%, 8/15/47	9,370	8,266
U.S. Treasury Bonds, 3.00%, 11/15/44	585	546
U.S. Treasury Bonds, 3.00%, 5/15/45	4,115	3,835
U.S. Treasury Bonds, 3.00%, 11/15/45	6,780	6,313
U.S. Treasury Bonds, 3.00%, 2/15/47	3,400	3,160
U.S. Treasury Bonds, 3.00%, 5/15/47	3,150	2,926
U.S. Treasury Bonds, 3.00%, 2/15/48	11,600	10,755
U.S. Treasury Bonds, 3.125%, 11/15/41	15,275	14,685
U.S. Treasury Bonds, 3.50%, 2/15/39	13,870	14,271
U.S. Treasury Bonds, 3.625%, 8/15/43	4,890	5,084
U.S. Treasury Bonds, 3.875%, 8/15/40	1,160	1,255
U.S. Treasury Bonds, 4.375%, 5/15/41	6,200	7,194
U.S. Treasury Bonds, 4.50%, 5/15/38	245	288
U.S. Treasury Bonds, 5.50%, 8/15/28	146	175
U.S. Treasury Bonds, 6.125%, 11/15/27	543	670
U.S. Treasury Bonds, 6.50%, 11/15/26	100	124
U.S. Treasury Bonds, 7.25%, 8/15/22	235	271
U.S. Treasury Bonds, 8.50%, 2/15/20	12	13
U.S. Treasury Notes, 1.50%, 8/15/26	680	605
U.S. Treasury Notes, 1.625%, 8/31/22	5,025	4,782
U.S. Treasury Notes, 1.625%, 11/15/22	500	474
U.S. Treasury Notes, 1.75%, 5/31/22	24,465	23,467

U.S. Treasury Notes, 2.00%, 2/15/22	620	602
U.S. Treasury Notes, 2.00%, 11/30/22	15,865	15,277
U.S. Treasury Notes, 2.00%, 2/15/23	200	192
U.S. Treasury Notes, 2.125%, 12/31/22	3,340	3,229
U.S. Treasury Notes, 2.125%, 5/15/25	1,075	1,016
U.S. Treasury Notes, 2.25%, 11/15/24	1,560	1,492
U.S. Treasury Notes, 2.25%, 8/15/27	17,070	15,918
U.S. Treasury Notes, 2.25%, 11/15/27	3,335	3,103
U.S. Treasury Notes, 2.50%, 8/15/23	2,000	1,957
U.S. Treasury Notes, 2.625%, 7/31/20	2,170	2,161
U.S. Treasury Notes, 2.625%, 2/28/23	1,000	986
U.S. Treasury Notes, 2.75%, 4/30/23	50,760	50,284
U.S. Treasury Notes, 2.75%, 7/31/23	19,700	19,500
U.S. Treasury Notes, 2.75%, 8/31/23	11,000	10,890
U.S. Treasury Notes, 2.75%, 2/15/24	12,035	11,886
U.S. Treasury Notes, 2.75%, 2/15/28	35,100	33,992
Total U.S. Treasury Obligations		**293,093**
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $310,565)		**303,906**

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 2.5%

Government Guaranteed 0.3%

Kreditanstalt fuer Wiederaufbau, 2.125%, 3/7/22 (2)	1,600	1,550
Kreditanstalt fuer Wiederaufbau, 2.75%, 7/15/20 (2)	1,606	1,599
Kreditanstalt fuer Wiederaufbau, 4.00%, 1/27/20	525	532
		3,681

Local Authorities 0.9%

Province of Alberta, 1.90%, 12/6/19	2,000	1,972
Province of Alberta, 3.30%, 3/15/28	1,605	1,564
Province of New Brunswick, 3.625%, 2/24/28	2,545	2,544
Province of Ontario, 2.40%, 2/8/22	2,000	1,944

Province of Quebec, 2.75%, 8/25/21 (2)	1,350	1,335
Province of Quebec, 7.50%, 9/15/29	104	140
		9,499
Owned No Guarantee 0.9%		
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1)	295	302
CNOOC Finance, 3.00%, 5/9/23 (2)	870	832
Pertamina Persero, 4.30%, 5/20/23 (1)	650	636
Perusahaan Gas Negara Persero, 5.125%, 5/16/24 (1)	405	402
Petroleos Mexicanos, 3.50%, 1/30/23	1,365	1,260
Petroleos Mexicanos, 5.375%, 3/13/22	300	301
Petroleos Mexicanos, 5.50%, 6/27/44	1,255	974
Petroleos Mexicanos, 6.00%, 3/5/20	859	872
Petroleos Mexicanos, 6.375%, 2/4/21	265	272
Petroleos Mexicanos, 6.50%, 1/23/29 (1)(2)	260	249
State Grid Overseas Investment, 2.25%, 5/4/20 (1)	1,260	1,235
State Grid Overseas Investment, 3.75%, 5/2/23 (1)	1,155	1,150
Syngenta Finance, 3.698%, 4/24/20 (1)	1,200	1,198
		9,683
Sovereign 0.4%		
Government of Bermuda, 4.138%, 1/3/23 (1)	660	667
Government of Bermuda, 5.603%, 7/20/20 (1)	300	311
Republic of Columbia, 4.00%, 2/26/24	260	257
Republic of Indonesia, 4.875%, 5/5/21	700	716
Republic of Poland, 3.25%, 4/6/26	845	811
Republic of South Africa, 5.50%, 3/9/20	575	582
United Mexican States, 4.125%, 1/21/26	705	681
United Mexican States, 8.00%, 9/24/22	300	349
		4,374
Total Foreign Government Obligations & Municipalities (Cost $27,617)		**27,237**

MUNICIPAL SECURITIES 2.1%

California 0.4%		
California, Build America, GO, 7.625%, 3/1/40	1,350	1,913
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (9)	250	269
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	700	940
San Diego County Water Auth. Fin., Build America, Series B, 6.138%, 5/1/49	275	348
San Jose Redev. Agency, Senior Tax Allocation, Series A, 3.375%, 8/1/34	610	557
Univ. of California Regents, Build America, 5.77%, 5/15/43	470	550
		4,577
Georgia 0.2%		
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, 6.655%, 4/1/57	1,828	2,117
		2,117
Illinois 0.2%		
Chicago O'Hare International Airport, Build America, Series B, 6.395%, 1/1/40	1,350	1,701
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34	295	356
Metropolitan Water Reclamation Dist. of Greater Chicago, Build America, GO, 5.72%, 12/1/38	460	544
		2,601
Michigan 0.1%		
Detroit City School Dist., Qualified School Construction Bonds, GO, 6.645%, 5/1/29	1,220	1,431
		1,431
New Jersey 0.1%		
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40	1,000	1,394
		1,394

Wisconsin 0.2%		
Wisconsin General Fund Annual Appropriation, Series A, 3.954%, 5/1/36	1,700	1,634
		1,634
Total Municipal Securities (Cost $22,294)		23,534

SHORT-TERM INVESTMENTS 1.0%

Money Market Funds 1.0%		
T. Rowe Price Government Reserve Fund, 2.19% (10)(11)	11,308,679	11,309
Total Short-Term Investments (Cost $11,309)		11,309

SECURITIES LENDING COLLATERAL 1.6%

Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.6%		
Short-Term Funds 1.6%		
T. Rowe Price Short-Term Fund, 2.18% (10)(11)	1,747	17,473
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		17,473
Total Securities Lending Collateral (Cost $17,473)		17,473
Total Investments in Securities		
101.9% of Net Assets (Cost $1,149,910)		$ 1,128,684

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $130,781 and represents 11.8% of net assets.

(2) All or a portion of this security is on loan at October 31, 2018. See Note 3.

(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Redemption Fees A 0.50% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the year ended October 31, 2018.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations The fund may invest in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations The fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of October 31, 2018, no collateral was pledged by either the fund or counterparties for MSFTA Transactions.

Dollar Rolls The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Bank Loans The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2018, the value of loaned securities was $16,909,000; the value of cash collateral and related investments was $17,473,000.

Mortgage-Backed Securities The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $261,127,000 and $55,602,000, respectively, for the year ended October 31, 2018. Purchases and sales of U.S. government securities aggregated $1,126,502,000 and $875,245,000, respectively, for the year ended October 31, 2018.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. For the year ended October 31, 2018, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended October 31, 2018 and October 31, 2017, were characterized for tax purposes as follows:

At October 31, 2018, the tax-basis cost of investments and components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.30% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and other non-recurring expenses permitted by the investment management agreement are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At October 31, 2018, approximately 7% of the outstanding shares of the fund were held by college savings plans.

In addition, other mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2018, approximately 1% of the fund’s outstanding shares were held by Price Funds and accounts.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2018, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the “Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 17, 2018

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/18

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $30,000 from short-term capital gains.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore(b)	President, Radian Guaranty (2008 to 2017); Member, Bazemore
(1959)	Consulting LLC (2018 to present); Member, Chimera Investment
2018	Corporation (2017 to present); Member, Federal Home Loan Bank of
[189]	Pittsburgh (2017 to present)

Ronald J. Daniels(b)	President, The Johns Hopkins University(c) and Professor, Political
(1959)	Science Department, The Johns Hopkins University (2009 to present);
2018	Director, Lyndhurst Holdings (2015 to present)
[189]

Bruce W. Duncan	Chief Executive Officer and Director (January 2009 to December
(1951)	2016), Chairman of the Board (January 2016 to present), and President
2013	(January 2009 to September 2016), First Industrial Realty Trust, an
[189]	owner and operator of industrial properties; Chairman of the Board
(2005 to September 2016) and Director (1999 to September 2016),
Starwood Hotels & Resorts, a hotel and leisure company; Director,
Boston Properties (May 2016 to present); Director, Marriott International,
Inc. (September 2016 to present)

Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies, a
(1952)	collaborative working to improve opportunities for young African
2013	Americans (1997 to present); Chairman of the Board, all funds
[189]	(since July 2018)

Paul F. McBride	Advisory Board Member, Vizzia Technologies (2015 to present); Board
(1956)	Member, Dunbar Armored (2012 to present)
2013
[189]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Member of National
2013	Academy of Education (2010 to present); Director, MDRC, a nonprofit
[189]	education and social policy research organization (2011 to present);
Research Associate of Labor Studies Program at the National Bureau
of Economic Research (2011 to 2015); Board Member of the National
Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the
American Economic Association (2012 to 2017); Vice President
(2015 to 2016), American Economic Association

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate investment
(1946)	company (1991 to present); Cofounder, Partner, and Cochairman
2000	of the Investment Committee, Blackstone Real Estate Advisors, L.P.
[189]	(1992 to 2015); Director, General Growth Properties, Inc. (2010 to 2013);
Director, Blackstone Mortgage Trust, a real estate finance company
(2012 to 2016); Director and Chairman of the Board, Brixmor Property
Group, Inc. (2013 to present); Director, Hilton Worldwide (2013 to present); Director, Hudson Pacific Properties (2014 to 2016); Director,
Invitation Homes (2014 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present)
2009
[189]

(a)All information about the independent directors was current as of December 31, 2017, except for the information provided for Ms. Bazemore and Mr. Daniels, which is current as of January 1, 2018.
(b)Effective January 1, 2018, Ms. Bazemore and Mr. Daniels were elected as independent directors of the Price Funds.
(c)William J. Stromberg, president and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014 and is a member of the Johns Hopkins University Board’s Compensation Committee.

INSIDE DIRECTORS

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard**	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the
2006	Board, Director, and Vice President, T. Rowe Price Investment Services,
[0]	Inc., and T. Rowe Price Services, Inc.; Chairman of the Board and
Director, T. Rowe Price Retirement Plan Services, Inc.; Chairman of the
Board, Chief Executive Officer, Director, and President, T. Rowe Price
International and T. Rowe Price Trust Company; Chairman of the Board,
all funds (2006 to July 2018)

David Oestreicher	Chief Legal Officer, Vice President, and Secretary, T. Rowe Price
(1967)	Group, Inc.; Director, Vice President, and Secretary, T. Rowe Price
2018	Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
[189]	T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice
President and Secretary, T. Rowe Price, T. Rowe Price Hong Kong,
and T. Rowe Price International; Vice President, T. Rowe Price Japan
and T. Rowe Price Singapore; Principal Executive Officer and Executive
Vice President, all funds

Edward A. Wiese, CFA	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
(1959)	International, and T. Rowe Price Trust Company
2015
[54]

*Each inside director serves until retirement, resignation, or election of a successor.
**Effective at the conclusion of a meeting of the Boards of the Price Funds held on July 25, 2018, Mr. Bernard resigned from his role as a director and chairman of the Boards of all the Price Funds.

OFFICERS

Name (Year of Birth)
Position Held With U.S. Bond Enhanced
Index Fund	Principal Occupation(s)

Stephen L. Bartolini, CFA (1977)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price Singapore,
Vice President and Secretary	T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe
Price International, T. Rowe Price Investment
Services, Inc., and T. Rowe Price Services, Inc.

Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Christopher P. Brown, CFA (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Amit S. Deshpande, CFA, FRM (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, Head of Investment Risk,
Charles Schwab Investment Management (to 2017)

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gary J. Greb (1961)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	International, and T. Rowe Trust Company

Paul J. Krug, CPA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Robert M. Larkins, CFA (1973)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

Catherine D. Mathews (1963)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer and Vice President	Group, Inc., and T. Rowe Price Trust Company

Andrew C. McCormick (1960)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley (to 2013)

Shannon H. Rauser (1987)	Employee, T. Rowe Price
Assistant Secretary

Daniel O. Shackelford, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Scott D. Solomon, CFA (1981)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Megan Warren (1968)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Retirement Plan
Services, Inc., T. Rowe Price Services, Inc., and
T. Rowe Price Trust Company; formerly, Executive
Director, JP Morgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,767,000 and $1,432,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) During the period, the Price Funds’ accounting agent, The Bank of New York Mellon (BNYM), converted the fund’s books and records from a legacy fund accounting system / operating model to a BNYM fund accounting system / operating model.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2018

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	December 17, 2018